Equity Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity Capital and Earnings Per Share
Note 11     Equity Capital and Earnings Per Share
The authorized capital of MFC consists of:

•	an unlimited number of common shares without nominal or par value; and
•	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
(a) Preferred shares and other equity instruments
The following table presents information about the outstanding preferred shares and other equity instruments as at December 31, 2021 and 2020.

As at December 31, 2021	Issue date	Annual dividend rate/ interest rate (1)	Earliest redemption date (2),(3)	Number of shares (in millions)	Face amount	Net amount (4)
						2021	2020
Preferred shares
Class A preferred shares
Series 2	February 18, 2005	4.65%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.50%	n/a	12	300	294	294
Class 1 preferred shares
Series 3 (5),(6),(7)	March 11, 2011	2.348%	June 19, 2026	7	163	160	155
Series 4 (7),(8)	June 20, 2016	floating	June 19, 2026	1	37	36	41
Series 5 (9)	December 6, 2011	3.891%	December 19, 2021	8	200	–	195
Series 7 (5),(6),(10)	February 22, 2012	4.312%	March 19, 2022	10	250	244	244
Series 9 (5),(6)	May 24, 2012	4.351%	September 19, 2022	10	250	244	244
Series 11 (5),(6)	December 4, 2012	4.731%	March 19, 2023	8	200	196	196
Series 13 (5),(6)	June 21, 2013	4.414%	September 19, 2023	8	200	196	196
Series 15 (5),(6)	February 25, 2014	3.786%	June 19, 2024	8	200	195	195
Series 17 (5),(6)	August 15, 2014	3.80%	December 19, 2024	14	350	343	343
Series 19 (5),(6)	December 3, 2014	3.675%	March 19, 2025	10	250	246	246
Series 21 (11)	February 25, 2016	5.60%	June 19, 2021	17	425	–	417
Series 23 (5),(6),(10)	November 22, 2016	4.85%	March 19, 2022	19	475	467	467
Series 25 (5),(6)	February 20, 2018	4.70%	June 19, 2023	10	250	245	245
Other equity instruments
Limited recourse capital notes
Series 1 (12)	February 19, 2021	3.375%	May 19, 2026	n/a	2,000	1,982	–
Series 2 (13)	November 12, 2021	4.100%	February 19, 2027	n/a	1,200	1,189	–
Total				156	$7,100	$6,381	$3,822

(1)
Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative
preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
Non-deferrable
interest is payable to LRCN – Series 1 holders semi-annually at the Company’s discretion.

(2)
Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2026 (the earliest redemption date) and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2021, subject to regulatory approval, as noted.

(3)
Redemption of all LRCN series is subject to regulatory approval. MFC may at its option redeem each series in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. The redemption period for Series 1 is every five years during the period from May 19 and including June 19, commencing in 2026. The redemption period for Series 2 is every five years during the period from February 19 and including March 19, commencing in 2027.

(4)	Net of after-tax issuance costs.
(5)
On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 preferred shares is: Series
3
– 1.41%, Series 7 – 3.13%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, Series 23 – 3.83% and Series 25 – 2.55%.

(6)
On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative
preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three-month Government of Canada Treasury bill yield plus the rate specified in footnote 5 above.

(7)
MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 3 and Class 1 Shares Series 4 on June 19, 2021 (the earliest redemption date). After taking into account all election notices, 812,380 of 6,335,831 Class 1 Shares Series 3 were converted on a one-for-one
basis, into Floating Rate Class 1 Shares Series 4 on June 19, 2021; and 1,014,452 of 1,664,169 Class 1 Shares Series 4 were converted on a one-for-one
basis, into Class 1 Shares Series 3 on June 19, 2021. As a result, 6,537,903 Class 1 Shares Series 3 and 1,462,097 Class 1 Shares Series 4 remain outstanding. The annual fixed dividend rate for the Class 1 Shares Series 3 was reset as specified in footnote 5 above to an annual fixed rate of 2.348% for a five-year period commencing on June 20, 2021.

(8)	The floating dividend rate for the Class 1 Shares Series 4 equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(9)	MFC redeemed in full the Class 1 Series 5 at par, on December 19, 2021, the earliest redemption date.
(10)	Subsequent to December 31, 2021, the Company announced its intention to redeem the Class 1 Series 7 and Class 1 Series 23 at par, on March 19, 2022, the earliest par redemption date.
(11)	MFC redeemed in full the Class 1 Shares Series 21 at par, on June 19, 2021, the earliest redemption date.
(12)
On February 19, 2021, MFC issued $2,000 million aggregate principal amount of Limited Recourse Capital Notes – Series 1 (LRCN – Series 1), maturing on June 19, 2081. The LRCN – Series 1 bear interest at a fixed rate of 3.375% payable semi-annually, until June 18, 2026. On June 19, 2026 and every five years thereafter until June 19, 2076, the interest rate on the LRCN – Series 1 will be reset at an interest rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%.
Non-deferrable
interest is payable semi-annually on the LRCN – Series 1 at the Company’s discretion.
Non-payment
of interest or principal when due will result in a recourse event, with the noteholders’ sole remedy being receipt of their proportionate share of Class 1 Series 27 preferred shares held in a newly formed consolidated trust (the Limited Recourse Trust). All claims of the holders of LRCN – Series 1 against MFC will be extinguished upon receipt of the corresponding trust assets. The Class 1 Series 27 preferred shares are eliminated on the Company’s Consolidated Statements of Financial Position while being held within the Limited Recourse Trust.

(13)
On November 12, 2021, MFC issued $1,200 million aggregate principal amount of Limited Recourse Capital Notes – Series 2 (LRCN – Series 2), maturing on March 19, 2082. The LRCN – Series 2 bear interest at a fixed rate of 4.10% payable semi-annually, until March 18, 2027. On March 19, 2027 and every five years thereafter until March 19, 2077, the interest rate on the LRCN – Series 2 will be reset at an interest rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.704%. Non-deferrable interest is payable semi-annually on the LRCN – Series 2 at the Company’s discretion. Non-payment of interest or principal when due will result in a recourse event, with the noteholders’ sole remedy being receipt of their proportionate share of Class 1 Series 28 preferred shares
 held in a newly formed consolidated trust (the Limited Recourse Trust). All claims of the holders of LRCN – Series 2 against MFC will be extinguished upon receipt of the corresponding trust assets. The Class 1 Series 28 preferred shares are eliminated on the Company’s Consolidated Statements of Financial Position while being held within the Limited Recourse Trust.

(b) Common shares
The following table presents changes in common shares issued and outstanding.

	2021		2020
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,940	$23,042	1,949	$23,127
Repurchased for cancellation	–	–	(10)	(121)
Issued on exercise of stock options and deferred share units	3	51	1	36
Total	1,943	$23,093	1,940	$23,042
Normal Course Issuer Bid
On March 13, 2020, the Office of the Superintendent of Financial Institutions (“OSFI”) announced measures to support the resilience of financial institutions. Consistent with these measures, OSFI set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being. On November 4, 2021, OSFI announced that this expectation is no longer in place.
The Company announced on February 1, 2022 the launch of a normal course issuer bid (“NCIB”) permitting the purchase for cancellation of up to 97 million common shares, representing approximately 5% of the Company’s issued and outstanding common shares. Purchases under the NCIB may commence through the Toronto Stock Exchange on February 3, 2022 and continue until February 2, 2023, when the NCIB expires, or such earlier date as the Company completes its purchases.
(c) Earnings per share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2021	2020
Basic earnings per common share	$3.55	$2.94
Diluted earnings per common share	3.54	2.93
The following is a reconciliation of the number of shares in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2021	2020
Weighted average number of common shares (in millions)	1,942	1,941
Dilutive stock-based awards (1) (in millions)	4	2
Weighted average number of diluted common shares (in millions)	1,946	1,943

(1)
The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of nil (2020 – 18 million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end
On February 9, 2022, the Company’s Board of Directors approved a quarterly dividend of $0.33 per share on the common shares of MFC, payable on or after March 21, 2022 to shareholders of record at the close of business on February 23, 2022.
The Board also declared dividends on the following
non-cumulative
preferred shares, payable on or after March 19, 2022 to shareholders of record at the close of business on February 23, 2022.

Class A Shares Series 2 – $0.29063 per share	Class 1 Shares Series 13 – $0.275875 per share
Class A Shares Series 3 – $0.28125 per share	Class 1 Shares Series 15 – $0.236625 per share
Class 1 Shares Series 3 – $0.14675 per share	Class 1 Shares Series 17 – $0.2375 per share
Class 1 Shares Series 4 – $0.096965 per share	Class 1 Shares Series 19 – $0.229688 per share
Class 1 Shares Series 7 – $0.2695 per share	Class 1 Shares Series 23 – $0.303125 per share
Class 1 Shares Series 9 – $0.271938 per share	Class 1 Shares Series 25 – $0.29375 per share
Class 1 Shares Series 11 – $0.295688 per share